Derivative Instruments	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Derivative Instruments
21.	Derivative Instruments

(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2025 are as follows:

(In millions of won, thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027
Jun. 28, 2023	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan	Jun. 28, 2023 ~ Jun. 28, 2028
Oct. 7, 2024	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	Interest rate risk	DBS Bank Ltd.	Oct. 10, 2024 ~ Oct. 8, 2026
May. 28, 2025	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	DBS Bank Ltd.	May. 28, 2025 ~ May. 26, 2028

(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into Total Return Swap (“TRS”) contracts with IGIS Professional Investment Type Private Real Estate Investment Trust No. 156 and Hana Professional Alternative Investment Type Private Real Estate Investment Trust No. 62, with underlying beneficiary certificates of ₩270,000 million and ₩80,000 million, respectively. Under the terms of the contracts, the parties settle the difference arising from changes in the value of the real estate at maturity, as well as the difference between the actual dividends received and the contractual base dividend during the contract period. SK Broadband Co., Ltd. is obligated to guarantee a fixed rate of return to the counterparties to each contract. As of December 31, 2025 and 2024, SK Broadband Co., Ltd. recognized derivative financial assets of ₩91,824 million and ₩64,926 million, respectively, in relation to the TRS contracts. The derivative financial assets were measured using a discounted cash flow method based on estimated future cash flows.

(3)
SAPEON Inc., a subsidiary of the Parent Company, disposed of a portion of its shares in Rebellions Inc. (formerly, SAPEON Korea Inc.) during the year ended December 31, 2024, and, concurrently, the Parent Company entered into a Price Return Swap (“PRS”) under which the buyer is entitled to receive the difference between the sale proceeds and the settlement amount upon the subsequent sale of the shares. The Parent Company recognized a derivative financial liability of ₩555 million in relation to the PRS as of December 31, 2025.

(4)
PS&Marketing Corporation, a subsidiary of the Parent Company, entered into a Total Return Swap (“TRS”) contract with Kukje Lucestar Investment Private Equity Real Estate Investment Trust No.2 with underlying beneficiary certificates amounting to ₩50,000 million. Under the terms of the contract, the parties settle the difference arising from changes in the value of the underlying real estate at maturity, as well as the difference between actual dividends and the contractual base dividend during the contract period. PS&Marketing Corporation is obligated to guarantee a fixed rate of return to the counter party. As of December 31, 2025 and 2024, PS&Marketing Corporation recognized derivative financial assets of ₩5,830 million and ₩5,385 million, respectively, in relation to the TRS. The derivative financial assets were measured using a discounted cashflow approach based on estimated future cash flows.

(5)
PS&Marketing Corporation, a subsidiary of the Parent Company, disposed of 2,169,379 common shares (ownership interest: 70%) of SK m&service Co., Ltd. to SAMKOO Inc. during the year ended December 31, 2025, and entered into a shareholders’ agreement in connection with the transaction. Pursuant to the shareholders’ agreement, PS&Marketing Corporation holds a put option that entitles it to sell all or part of its remaining shares to the counterparty in accordance with the specified procedures and conditions for a period of eight years beginning three years after the closing date of the transaction. PS&Marketing Corporation recognized a derivative financial asset of ₩11,230 million as of December 31, 2025 in relation to the put option.

(6)
The derivative financial instruments to which the Group applies cash flow hedging is recorded in the consolidated financial statements as derivative financial assets and derivative financial liabilities. As of December 31, 2025, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won, thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Assets:
Fixed-to-fixed cross currency (U.S. dollar denominated bonds face value of USD 400,000)	₩	137,222	137,222
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		45,006	45,006
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		19,034	19,034

	₩	201,262	201,262

Liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	₩	(621)	(621)

	₩	(621)	(621)

As of December 31, 2025, changes in fair value of derivatives designated as hedging instruments, all of which were assessed as effective hedges, were recognized in full in other comprehensive income.

(7)
The derivatives held for trading is recorded in the consolidated financial statements as derivative financial assets and derivative financial liabilities. As of December 31, 2025, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Assets:
Total Return Swap (“TRS”)	₩	97,654	97,654
Share option		11,230	11,230

	₩	108,884	108,884

Liabilities:
Foreign exchange forward contract	₩	(26)	(26)
Price Return Swap (“PRS”)		(555)	(555)
Share option		(1,769)	(1,769)
Exchange option		(3,432)	(3,432)

	₩	(5,782)	(5,782)